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Virtus Westchester Credit Event Fund
Virtus Westchester Credit Event Fund

Virtus Westchester Credit Event Fund and Virtus Westchester Event-Driven Fund

(each a “Fund”, and together, the “Funds”),

each a series of Virtus Event Opportunities Trust

Supplement dated November 3, 2021 to the Summary Prospectus and the Statutory Prospectus,

each dated October 1, 2021

Important Notice to Investors

Virtus Westchester Credit Event Fund

The Class A shares Return Before Taxes in the Average Annual Total Return table of the Fund’s summary prospectus and the summary section of the Fund’s statutory prospectus, are replaced as follows:
Average Annual Returns	Label	1 Year	Since Inception	Inception Date
Virtus Westchester Credit Event Fund | Class A	Return Before Taxes	9.70%	6.11%	Dec. 29, 2017

Investors should retain this supplement with the Prospectuses for future reference.